Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share options were granted to executive officers, employees and a non-employee of the Group under the 2011 and 2012 plans

Grant date	Exercise Price per share	Number of options	Vesting period
	RMB
March 18, 2011	0.5	1,470,000	36% of the shares shall vest at the first anniversary of the grant date, and 1/36th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	183,750	29% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	37.5% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	56% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	367,500	33% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 28, 2011	0.5	945,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
July 10, 2011	0.5	50,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
August 30, 2011	2.52	819,638	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.52	551,250	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.50	1,310,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
February 1, 2012	2.52	204,910	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
April 16, 2012	2.50	553,138	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
January 1, 2013	0.50	400,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 22, 2013	2.50	50,569	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter

Schedule of share option movements

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual life per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		US$		US$	US$	US$
As of January 1, 2013	7,402,842	1.16		4.13		57,439,086
Granted	450,569	0.72		8.88		18,525,384
Exercised	(1,905,026)	1.18		3.95		77,465,467
Forfeited	(507,625)	0.84		3.09

Outstanding as of December 31, 2013	5,440,760	1.18	1.37 years	6.31	40.66	221,196,775
Exercised	(1,883,977)	0.95	0.38 years	3.38	96.75	182,277,923
Forfeited	(151,874)	2.52	1.19 years	5.21

Outstanding as of December 31, 2014	3,404,909	1.26	0.69 years		96.44	328,383,350

Exercised	(956,587)	1.04	0.03 years	3.07	75.31	72,038,452
Forfeited	(11,451)	2.29	0.09 years	2.29	74.06	848,073
Outstanding as of December 31, 2015	2,436,871	1.33	0.19 years

Non vested as of December 31, 2015	511,863			3.58
Options vested and expected to vest as of December 31, 2015	2,432,545	1.33	0.19 years			182,482,520
Exercisable as of December 31, 2015	1,911,057	1.51	0.17 years			143,031,421

Schedule of non-vested shares were granted to executive officers, employees, members of Audit Committee and consultants of the Group under the 2012 and 2014 Plan

Grant date	Number of options	Fair value on grant date
		US$
June 1, 2012	367,500	2.76
September 30, 2012	340,000	3.75
October 1, 2012	34,000	3.70
January 1, 2013	546,000	8.92
January 1, 2013	15,000	8.92
March 22, 2013	10,000	14.31
April 1, 2013	471,000	14.93
April 1, 2013	5,000	14.93
April 1, 2013	25,000	14.93
September 30, 2013	407,000	21.21
September 30, 2013	4,600	21.21
January 1, 2014	200,000	41.84
January 1, 2014	360,000	41.84
January 1, 2014	120,000	41.84
January 20, 2014	338,100	50.02
March 1, 2014	175,340	65.66
March 1, 2014	62,690	65.66
April 1, 2014	117,500	79.83
April 1, 2014	66,000	79.83
May 1, 2014	101,000	74.28
June 1, 2014	53,700	81.33
July 1, 2014	85,600	97.80
August 1, 2014	50,800	103.97
September 1, 2014	9,600	98.32
October 1, 2014	91,000	91.69
November 1, 2014	67,000	114.65
December 1, 2014	34,350	114.30
January 1, 2015	31,350	97.70
February 1, 2015	29,070	111.95
March 1, 2015	220,970	122.25
April 1, 2015	35,342	146.55
May 1, 2015	32,080	139.85
June 1, 2015	18,696	121.50
July 1, 2015	40,500	110.95
August 1, 2015	50,689	100.05
September 1, 2015	24,250	86.65
October 1, 2015	34,188	84.55
November 1, 2015	387,549	103.45
December 1, 2015	47,000	81.20

Schedule of non-vested shares movement

Non-vested shares outstanding
Outstanding as of January 1, 2014	1,749,035
Granted	1,932,680
Vested	(988,723)
Forfeited	(244,213)
Outstanding as of December 31, 2014	2,448,779
Granted	951,684
Vested	(1,100,619)
Forfeited	(205,135)
Outstanding as of December 31, 2015	2,094,709

Schedule of share-based compensation expenses

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Fulfillment expenses	(4,432)	(10,822)	(18,665)
Marketing expenses	(2,342)	(17,293)	(19,938)
Technology and content expenses	(20,117)	(103,160)	(126,274)
General and administrative expenses	(49,614)	(94,219)	(138,064)

	(76,505)	(225,494)	(302,941)

Binomial model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in determining the fair value of the share options

Assumptions	2012	2013
Expected dividend yield	0%	0%
Risk-free interest rate	2.54% ~ 3.00%	3.19% ~ 3.30%
Expected volatility	51.33% ~ 53.12%	24.09% ~ 34.77%
Expected life	10 years	10 years
Exercise multiples	2.2 to 2.8 times	2.2 to 2.8 times
Weighted average fair value of underlying ordinary shares	8.36	8.88

Black-Scholes model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value of the options immediately before and after the modification

	Before Modification	After Modification
Expected dividend yield	0%	0%
Risk-free interest rate	3.00%	3.00%
Expected volatility	42.55%	42.55%
Expected life	4.5 years	4.5 years
Exercise multiples	2.2 times	2.2 times
Fair value of underlying ordinary shares	2.78	2.78
Exercise price	2.52	0.50